Software Licensing and Support Arrangement	6 Months Ended
Jun. 30, 2026
Software Licensing And Support Arrangement
Software Licensing and Support Arrangement

Note 8. Software Licensing and Support Arrangement

On April 17, 2026, the Company entered into a long-term software licensing and support arrangement under which it obtained term software licenses, support services, and certain implementation and subscription offerings (the “bolt-on offerings”). The arrangement provides for aggregate contractual consideration of $100,000, payable in five annual installments beginning in October 2026.

The Company concluded that the deferred payment terms contain a significant financing component. Accordingly, upon execution of the arrangement, the payment obligation was initially measured at the present value of the future contractual payments using an imputed interest rate determined at inception. The difference between the contractual payment obligation and its present value is recognized as interest expense over the payment term using the effective interest method.

The Company allocated the present value of the contractual consideration to the software licenses, support services, and bolt-on offerings based on the contractual pricing established in the arrangement. Management concluded that those contractual fee allocations represented the best evidence reasonably available of the relative standalone prices of the identified elements because observable standalone pricing information was not available, the software licenses and support services are not sold separately, and management did not identify evidence indicating that the contractual pricing was structured to subsidize one contractual element with another.

The software licenses are recognized as finite-lived intangible assets and are amortized on a straight-line basis over the contractual license period, which management concluded represents the estimated useful life of the licenses. Refer to software licenses in Note 6 – Intangible Assets, net.

The portions of the consideration allocated to support services and bolt-on offerings are recognized within other assets on the interim condensed consolidated balance sheets, representing the Company’s contractual rights to receive those future services. The support services asset is amortized on a straight-line basis over the contractual support period as the Company receives and consumes the benefits of the support services throughout the contractual term. The bolt-on offerings include subscription-based offerings and implementation-related professional services and are recognized as a single asset because the contractual consideration for the bolt-on offerings is priced as a single package and is not separately allocated among the individual components. Accordingly, the bolt-on offerings asset is amortized on a straight-line basis over the three-year contractual term. Refer to support services asset and bolt-on offerings asset in Note 7 – Other Assets.

The liability associated with the deferred payment arrangement are recognized within finance obligation, current and finance obligation, non-current on the interim condensed consolidated balance sheets. Refer to software licensing and support agreement in Note 13 – Financial Obligations and Debt.

Interest expense associated with the financing component is recognized separately from amortization expense in the interim condensed consolidated statements of operations.

During the three and six months ended June 30, 2026, the Company recognized $1,873 of amortization expense related to the term software licenses, $853 of support services expense related to the support asset, $26 of expense related to bolt-on offerings, and $1,904 of interest expense associated with the financing component of the License Agreement. The amortization of the software licenses, support services asset, and bolt-on offerings is presented within depreciation and amortization expense in the condensed consolidated statements of operations. Interest expense associated with the financing component is presented within interest expense and is recognized using the effective interest method over the contractual payment term.